UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

 (Address of principal executive offices)(Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  440-922-0066

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Tactical Conservative Allocation Fund

 Class A: TFALX

Class I: TFAZX

Tactical  Moderate Allocation Fund

 Class A: TFAMX

 Class I:   TFAUX

Tactical Growth Allocation Fund

 Class A: TFAEX

 Class I:   TFAFX

COLLABORATIVE INVESTMENT SERIES TRUST

Semi-Annual Report

June 30, 2019

(Unaudited)

1-800-869-1679

www.tfafunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.tfafunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

TACTICAL CONSERVATIVE ALLOCATION FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL MODERATE ALLOCATION FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL GROWTH ALLOCATION FUND

PORTFOLIO ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - 23.98%
3,984	Consumer Staples Select Sector SPDR Fund	$ 231,351
4,439	Global X Nasdaq 100 Covered Call ETF	101,165
544	Invesco QQQ Trust Series 1	101,586
1,574	Invesco S&P 500 Pure Value ETF	102,310
2,530	iShares 20+ Year Treasury Bond ETF *	336,009
9,057	iShares Core U.S. Aggregate Bond ETF *	1,008,497
658	iShares Russell 2000 ETF	102,319
1,126	iShares U.S. Real Estate ETF	98,311
2,149	SPDR Dow Jones Industrial Average ETF Trust	571,312
8,443	SPDR S&P 500 ETF Trust	2,473,799
3,854	Utilities Select Sector SPDR Fund	229,814
4,932	Vanguard Dividend Appreciation ETF	567,969
1,858	Vanguard Extended Duration Treasury ETF	235,985
372	Vanguard Short-Term Corporate Bond ETF *	30,013
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $6,204,970) - 23.98%		6,190,440

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 1.54%

U.S. Treasury Note Bonds - 1.54%
400,000	U.S. Treasury Note Bond 1.375%, 01/15/2020	398,469
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $398,680) - 1.54%		398,469

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $182,214) - 0.71%		182,936

MONEY MARKET FUND - 59.94%
15,475,923	First American Treasury Obligation Fund Class X 2.25% **	15,475,923
TOTAL FOR MONEY MARKET FUND (Cost $15,475,923) - 59.94%		15,475,923

TOTAL INVESTMENTS (Cost $22,261,787) - 86.17%		22,247,768

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $148,313) - (0.52)%		(135,362)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 14.35%		3,706,550

NET ASSETS - 100.00%		$25,818,956

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2019 (UNAUDITED)

CALL OPTIONS - 0.47% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	24	$ 703,200	$291.00	1/17/2020	$ 36,024

SPDR S&P 500 ETF Trust	Interactive Brokers	24	703,200	291.00	3/20/2020	38,232

SPDR S&P 500 ETF Trust	Interactive Brokers	24	703,200	291.00	6/19/2020	45,648

SPDR S&P 500 ETF Trust	Interactive Brokers	1	29,300	295.00	6/19/2020	1,688

Total Call Options (Premiums Paid $116,341) - 0.47%						$121,592

PUT OPTIONS - 0.24% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	1	$ 29,300	$286.00	7/19/2019	$ 146

SPDR S&P 500 ETF Trust	Interactive Brokers	24	703,200	272.00	1/17/2020	15,864

SPDR S&P 500 ETF Trust	Interactive Brokers	24	703,200	270.00	3/20/2020	19,296

SPDR S&P 500 ETF Trust	Interactive Brokers	24	703,200	270.00	6/19/2020	24,744

SPDR S&P 500 ETF Trust	Interactive Brokers	1	29,300	280.00	6/19/2020	1,294

Total Put Options (Premiums Paid $65,873) - 0.24%						$ 61,344

TOTAL PURCHASED OPTIONS (Premiums Paid $182,214) - 0.71%						$182,936

* Non-income producing securities during the period.

** The notional value is the total amount of the underlying security's market price as of June 30, 2019. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the market price of the underlying security as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2019 (UNAUDITED)

CALL OPTIONS - (0.15)% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(1)	$(29,300)	$ 296.00	7/19/2019	$ (285)

SPDR S&P 500 ETF Trust	Interactive Brokers	(24)	(703,200)	308.00	1/17/2020	(11,472)

SPDR S&P 500 ETF Trust	Interactive Brokers	(24)	(703,200)	313.00	3/20/2020	(11,808)

SPDR S&P 500 ETF Trust	Interactive Brokers	(24)	(703,200)	315.00	6/19/2020	(15,696)

SPDR S&P 500 ETF Trust	Interactive Brokers	(1)	(29,300)	320.00	6/19/2020	(490)

Total Call Options (Premiums Received $39,557) - (0.15)%						$(39,751)

PUT OPTIONS - (0.37)% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(24)	$(703,200)	$ 291.00	1/17/2020	$(26,880)

SPDR S&P 500 ETF Trust	Interactive Brokers	(48)	(1,406,400)	291.00	3/20/2020	(66,960)

SPDR S&P 500 ETF Trust	Interactive Brokers	(1)	(29,300)	295.00	6/19/2020	(1,771)

Total Put Options (Premiums Received $108,756) - (0.37)%						$(95,611)

TOTAL WRITTEN OPTIONS (Premiums Received $148,313) - (0.52)%						$(135,362)

* Non-income producing securities during the period.

** The notional value is the total amount of the underlying security's market price as of June 30, 2019. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the market price of the underlying security as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 0.54%

Accident & Health Insurance - 0.02%
163	AFLAC, Inc. *	$ 8,934
156	Principal Financial Group, Inc. *	9,036
		17,970
Air Transportation, Scheduled - 0.01%
72	Alaska Air Group, Inc. *	4,602

Apparel & Other Finished Prods Of Fabrics & Similar Material - 0.01%
24	Lululemon Athletica *	4,325

Beverages - 0.01%
50	Pepsico *	6,557
130	The Coca-Cola Co.	6,620
		13,177
Cable & Other Pay Television Services - 0.01%
11	Charter Communications, Inc. Class A *	4,347

Computer Communications Equipment - 0.01%
119	Cisco Systems, Inc. *	6,513

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.01%
49	Kimberly-Clark Corp. *	6,531

Cutlery, Handtools & General Hardware - 0.01%
78	Stanley Black & Decker, Inc. *	11,280

Electric & Other Services Combined - 0.02%
152	CMS Energy Corp.	8,802
148	Public Service Enterprise Group, Inc. *	8,705
		17,507
Electric Services - 0.03%
98	American Electric Power Co., Inc. *	8,625
68	DTE Energy Co.	8,696
116	Eversource Energy *	8,788
		26,109
Electromedical & Electrotherapeutic Apparatus - 0.01%
68	Medtronic PLC (Ireland) *	6,623

Fire, Marine & Casualty Insurance - 0.01%
65	Cincinnati Financial Corp.	6,739
44	The Allstate Corp. *	4,474
		11,213
Food & Kindred Products - 0.01%
158	Conagra Brands, Inc. *	4,190

Grain Mill Products - 0.01%
218	General Mills, Inc. *	11,449

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Shares		Value

Industrial Inorganic Chemicals - 0.01%
55	Linde PLC (United Kingdom) *	$ 11,044

Industrial Instruments for Measurement, Display, & Control - 0.01%
18	Roper Technologies, Inc. *	6,593

Investment Advice - 0.02%
76	Ameriprise Financial, Inc. *	11,032
270	Victory Capital Holdings, Inc. Class A *	4,639
		15,671
Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.01%
19	Cintas Corp. *	4,509

Miscellaneous Industrial & Commercial Machinery & Equipment - 0.01%
54	Eaton Corp. PLC *	4,497

Motor Vehicle Parts & Accessories - 0.01%
25	Honeywell International, Inc. *	4,365

National Commercial Banks - 0.01%
172	U.S. Bancorp	9,013

Natural Gas Distribution - 0.01%
135	Cheniere Energy, Inc. *	9,241

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.02%
134	PPG Industries, Inc. *	15,639

Perfumes, Cosmetics & Other Toilet Preparations - 0.01%
91	Colgate-Palmolive Co. *	6,522

Pharmaceutical Preparations - 0.01%
47	Johnson & Johnson *	6,546
25	Sage Therapeutics, Inc. *	4,577
		11,123
Radio & TV Broadcasting & Communications Equipment - 0.01%
35	L3 Technologies, Inc. *	8,581

Real Estate Operators (No Developers) & Lessors - 0.01%
423	Invitation Homes, Inc. *	11,307

Retail-Catalog & Mail-Order Houses - 0.01%
2	Amazon.com, Inc. *	3,787

Retail-Department Stores - 0.01%
26	Burlington Stores, Inc. *	4,424

Retail-Drug Stores And Proprietary Stores - 0.01%
127	Walgreen Boots Alliance, Inc. *	6,943

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Shares		Value

Retail-Eating & Drinking Places - 0.01%
53	Starbucks Corp. *	$ 4,443

Semiconductors & Related Devices - 0.01%
71	First Solar, Inc. *	4,663
77	Maxim Integrated Products, Inc. *	4,606
		9,269
Services-Business Services - 0.03%
3	Booking Holdings, Inc.	5,624
33	MasterCard, Inc. Class A	8,729
52	Visa, Inc. Class A	9,025
		23,378
Services-Computer Programming, Data Processing, Etc. - 0.01%
127	Twitter, Inc.	4,432

Services-Consumer Credit Reporting, Collection Agencies - 0.01%
46	Moody's Corp.	8,984
63	Transunion	4,631
		13,615
Services-General Medical & Surgical Hospitals, NEC - 0.01%
68	HCA Healthcare, Inc. *	9,192

Services-Medical Laboratories - 0.01%
90	Quest Diagnostics, Inc. *	9,163

Services-Miscellaneous Amusement & Recreation - 0.01%
48	The Walt Disney Co. *	6,703

Services-Prepackaged Software - 0.02%
114	Microsoft Corp. *	15,271
119	Oracle Corp. *	6,779
		22,050
Ship & Boat Building & Repairing - 0.02%
88	General Dynamics Corp. *	16,000

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.01%
60	The Procter & Gamble Co. *	6,579
35	Ecolab, Inc.	6,910
		13,489
State Commercial Banks - 0.01%
129	Citizens Financial Group, Inc. *	4,561

Wholesale-Drugs Proprietaries & Druggist Sundries - 0.01%
151	Cardinal Health, Inc.	7,112

Wholesale-Groceries & Related Products - 0.01%
188	Sysco Corp. *	13,295

TOTAL FOR COMMON STOCKS (Cost $437,161) - 0.54%		435,797

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - 14.03%
140	Invesco S&P 500 Pure Value ETF	$ 9,100
68	iShares 20+ Year Treasury Bond ETF *	9,031
1,219	iShares Core U.S. Aggregate Bond ETF *	135,736
2	iShares JP Morgan USD Emerging Markets Bond ETF *	227
77	iShares Russell 2000 ETF	9,279
1	iShares S&P Mid-Cap 400 Value ETF	159
140,000	JPMorgan Diversified Return US Equity ETF	10,479,000
214	ProShares Ultra VIX Short-Term Futures ETF *	6,739
1,946	SPDR S&P 500 ETF Trust	570,178
89	SPDR S&P Dividend ETF	8,978
372	Vanguard Short-Term Corporate Bond ETF *	30,013
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $11,242,104) - 14.03%		11,258,440

REAL ESTATE INVESTMENT TRUSTS - 0.03%
42	American Tower Corp.	8,587
130	Regency Centers Corp. *	8,676
53	Welltower, Inc. *	4,321
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $22,423) - 0.03%		21,584

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 0.25%

U.S. Treasury Note Bonds - 0.25%
200,000	U.S. Treasury Note Bond 1.375%, 01/15/2020	199,234
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $199,340) - 0.25%		199,234

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $31,284) - 0.04%		31,212

MONEY MARKET FUND - 57.11%
45,821,991	First American Treasury Obligation Fund Class X 2.25% **	45,821,991
TOTAL FOR MONEY MARKET FUND (Cost $45,821,991) - 57.11%		45,821,991

TOTAL INVESTMENTS (Cost $57,754,303) - 72.00%		57,768,258

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $24,724) - (0.03)%		(23,827)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 28.03%		22,487,322

NET ASSETS - 100.00%		$80,231,753

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2019 (UNAUDITED)

CALL OPTIONS - 0.03% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	4	$ 117,200	$ 291.00	1/17/2020	$ 6,004

SPDR S&P 500 ETF Trust	Interactive Brokers	4	117,200	291.00	3/20/2020	6,372

SPDR S&P 500 ETF Trust	Interactive Brokers	4	117,200	291.00	6/19/2020	7,608

SPDR S&P 500 ETF Trust	Interactive Brokers	1	29,300	295.00	6/19/2020	1,688

Total Call Options (Premiums Paid $20,890) - 0.03%						$ 21,672

PUT OPTIONS - 0.01% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	1	$ 29,300	$ 286.00	7/19/2019	$ 146

SPDR S&P 500 ETF Trust	Interactive Brokers	4	117,200	268.00	1/17/2020	2,248

SPDR S&P 500 ETF Trust	Interactive Brokers	4	117,200	265.00	3/20/2020	2,776

SPDR S&P 500 ETF Trust	Interactive Brokers	4	117,200	260.00	6/19/2020	3,240

SPDR S&P 500 ETF Trust	Interactive Brokers	1	29,300	275.00	6/19/2020	1,130

Total Put Options (Premiums Paid $10,395) - 0.01%						$ 9,540

TOTAL PURCHASED OPTIONS (Premiums Paid $31,285) - 0.04%						$ 31,212

* Non-income producing securities during the period.

** The notional value is the total amount of the underlying security's market price as of June 30, 2019. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the market price of the underlying security as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2019 (UNAUDITED)

CALL OPTIONS - (0.01)% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(1)	$ (29,300)	$ 296.00	7/19/2019	$ (285)

SPDR S&P 500 ETF Trust	Interactive Brokers	(4)	(117,200)	311.00	1/17/2020	(1,620)

SPDR S&P 500 ETF Trust	Interactive Brokers	(4)	(117,200)	316.00	3/20/2020	(1,596)

SPDR S&P 500 ETF Trust	Interactive Brokers	(4)	(117,200)	325.00	6/19/2020	(1,516)

SPDR S&P 500 ETF Trust	Interactive Brokers	(1)	(29,300)	325.00	6/19/2020	(379)

Total Call Options (Premiums Received $5,216) - (0.01)%						$ (5,396)

PUT OPTIONS - (0.02)% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(4)	$ (117,200)	$ 291.00	1/17/2020	$ (4,480)

SPDR S&P 500 ETF Trust	Interactive Brokers	(4)	(117,200)	291.00	3/20/2020	(5,580)

SPDR S&P 500 ETF Trust	Interactive Brokers	(4)	(117,200)	291.00	6/19/2020	(6,600)

SPDR S&P 500 ETF Trust	Interactive Brokers	(1)	(29,300)	295.00	6/19/2020	(1,771)

Total Put Options (Premiums Received $19,508) - (0.02)%						$(18,431)

TOTAL WRITTEN OPTIONS (Premiums Received $24,724) - (0.03)%						$(23,827)

* Non-income producing securities during the period.

** The notional value is the total amount of the underlying security's market price as of June 30, 2019. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the market price of the underlying security as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2019 (UNAUDITED)

Shares		Value

COMMON STOCKS - 0.82%

Accident & Health Insurance - 0.02%
75	AFLAC, Inc. *	$ 4,111
192	Unum Group	6,442
		10,553
Air Transportation, Scheduled - 0.01%
100	Alaska Air Group, Inc. *	6,391

Aircraft Part & Auxiliary Equipment, NEC - 0.01%
8	Transdigm Group *	3,870

Apparel & Other Finished Prods Of Fabrics & Similar Material - 0.01%
34	Lululemon Athletica *	6,127

Auto Controls For Regulating Residential & Commercial Environment - 0.01%
49	Ingersoll-Rand PLC (Ireland)	6,207

Cable & Other Pay Television Services - 0.03%
28	Charter Communications, Inc. Class A *	11,065
95	Comcast Corp. Class A	4,017
		15,082
Crude Petroleum & Natural Gas - 0.02%
118	Anadarko Petroleum Corp.	8,326
38	Diamondback Energy, Inc.	4,141
		12,467
Electric & Other Services Combined - 0.02%
650	PG&E Corp. *	14,898

Electric Housewares - 0.01%
30	Helen of Troy Ltd. (Bermuda) *	3,918

Electric Services - 0.01%
52	Dominion Energy, Inc.	4,021
74	Southern Co.	4,091
		8,112
Fire, Marine & Casualty Insurance - 0.05%
20	Berkshire Hathaway, Inc. Class B *	4,263
66	Cincinnati Financial Corp.	6,842
127	Loews Corp.	6,943
22	RenaissanceRe Holdings Ltd. (Bermuda)	3,916
61	The Allstate Corp. *	6,203
		28,167
Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 0.01%
39	Hasbro, Inc.	4,122

General Building Contractors - Residential Buildings - 0.01%
112	Fortune Brands Home & Security, Inc.	6,399

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Shares		Value

Gold & Silver Ores - 0.01%
2,042	B2Gold Corp. (Canada) *	$ 6,187

Hotels & Motels - 0.01%
360	Caesars Entertainment Corp. *	4,255
148	MGM Resorts International	4,228
		8,483
Industrial Inorganic Chemicals - 0.01%
30	Linde PLC (United Kingdom) *	6,024

Industrial Instruments for Measurement, Display, & Control - 0.02%
43	Danaher Corp.	6,146
11	Roper Technologies, Inc. *	4,029
		10,175
Insurance Agents Brokers & Services - 0.01%
52	eHealth, Inc. *	4,477

Investment Advice - 0.01%
80	Cohen & Steers, Inc.	4,115

Laboratory Analytical Instruments - 0.01%
17	Illumina, Inc. *	6,259

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.01%
26	Cintas Corp. *	6,170

Metal Doors, Sash, Frames, Molding & Trim - 0.01%
262	PGT Innovations, Inc. *	4,381

Motor Vehicle Parts & Accessories - 0.01%
35	Honeywell International, Inc. *	6,111

National Commercial Banks - 0.01%
61	Citigroup, Inc.	4,272
36	JPMorgan Chase & Co.	4,025
		8,297
Natural Gas Transmission & Distribution - 0.01%
46	Southwest Gas Holdings, Inc.	4,123

Operative Builders - 0.01%
128	Pulte Group, Inc.	4,047

Pharmaceutical Preparations - 0.02%
49	Abbott Laboratories	4,121
35	Sage Therapeutics, Inc. *	6,408
		10,529
Radio & TV Broadcasting & Communications Equipment - 0.01%
85	Qualcomm, Inc.	6,466

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Shares		Value

Radio Telephone Communications - 0.01%
55	T-Mobile US, Inc. *	$ 4,078

Retail-Auto Dealers & Gasoline Stations - 0.02%
87	Lithia Motors Inc. Class A	10,334

Retail-Catalog & Mail-Order Houses - 0.02%
7	Amazon.com, Inc. *	13,255

Retail-Department Stores - 0.01%
35	Burlington Stores, Inc. *	5,955

Retail-Eating & Drinking Places - 0.02%
123	Starbucks Corp. *	10,311

Retail-Eating Places - 0.01%
30	McDonald's Corp.	6,230

Rolling Drawing & Extruding of Nonferrous Metals - 0.01%
170	Arconic, Inc.	4,389

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.01%
31	L3Harris Technologies, Inc. *	5,863

Semiconductors & Related Devices - 0.02%
215	Advanced Micro Devices, Inc. *	6,530
99	First Solar, Inc. *	6,502
		13,032
Services-Business Services - 0.07%
2	Booking Holdings, Inc.	3,749
7	CoStar Group, Inc. *	3,878
104	Ebay, Inc.	4,108
40	MasterCard, Inc. Class A	10,581
35	PayPal Holdings, Inc. *	4,006
48	Visa, Inc. Class A	8,330
33	Worldpay, Inc. *	4,044
		38,696
Services-Commercial Physical & Biological Research - 0.01%
26	IQVIA Holdings, Inc. *	4,183

Services-Computer Programming, Data Processing, Etc. - 0.06%
9	Alphabet, Inc. Class C *	9,728
116	Facebook, Inc. Class A *	22,388
22	Red Hat, Inc. *	4,131
		36,247
Services-Consumer Programming Services - 0.01%
123	Perficient, Inc. *	4,221

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Shares		Value

Services-Health Services - 0.01%
34	US Physical Therapy, Inc.	$ 4,167

Services-Miscellaneous Amusement & Recreation - 0.01%
30	The Walt Disney Co. *	4,189

Services-Miscellaneous Business Services - 0.01%
283	Sea Ltd. ADR *	9,401

Services-Prepackaged Software - 0.08%
51	Adobe, Inc. *	15,027
62	Citrix Systems, Inc.	6,085
146	Microsoft Corp. *	19,558
14	ServiceNow, Inc. *	3,844
30	Twilio, Inc. Class A *	4,090
		48,604
Services-Racing, Including Track Operations - 0.01%
37	Churchill Downs, Inc. *	4,258

Surety Insurance - 0.01%
183	Old Republic International Corp.	4,096

Surgical & Medical Instruments & Apparatus - 0.01%
12	Teleflex, Inc.	3,974

Telephone Communications (No Radio Telephone) - 0.01%
126	Zayo Group Holdings, Inc. *	4,147

TOTAL FOR COMMON STOCKS (Cost $458,072) - 0.82%		461,787

EXCHANGE TRADED FUNDS - 1.31%
51	Invesco QQQ Trust Series 1	9,524
70	iShares Russell 2000 ETF	10,885
2,457	SPDR S&P 500 ETF Trust	719,901
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $741,252) - 1.31%		740,310

EXCHANGE TRADED NOTE - 0.02%
707	VelocityShares Daily 2x VIX Short Term ETN (Switzerland) *	13,334
TOTAL FOR EXCHAGE TRADED NOTE (Cost $13,943) - 0.02%		13,334

REAL ESTATE INVESTMENT TRUSTS - 0.05%
30	Crown Castle International Corp.	3,910
196	Duke Realty Corp.	6,196
32	Sun Communities, Inc.	4,102
138	UDR, Inc.	6,195
74	Welltower, Inc. *	6,033
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $26,869) - 0.05%		26,436

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Shares		Value

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 0.35%

U.S. Treasury Note Bonds - 0.35%
200,000	U.S. Treasury Note Bond 1.375%, 01/15/2020	$ 199,234
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $199,340) - 0.35%		199,234

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $41,680) - 0.07%		41,517

MONEY MARKET FUND - 67.63%
38,332,278	First American Treasury Obligation Fund Class X 2.25% **	38,332,278
TOTAL FOR MONEY MARKET FUND (Cost $38,332,278) - 67.63%		38,332,278

TOTAL INVESTMENTS (Cost $39,813,434) - 70.25%		39,814,896

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $32,449) - (0.06)%		(32,177)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 29.81%		16,897,585

NET ASSETS - 100.00%		$ 56,680,304

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

JUNE 30, 2019 (UNAUDITED)

CALL OPTIONS - 0.05% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	5	$146,500	$ 292.00	1/17/2020	$ 6,785

SPDR S&P 500 ETF Trust	Interactive Brokers	5	146,500	291.00	3/20/2020	7,965

SPDR S&P 500 ETF Trust	Interactive Brokers	5	146,500	292.00	6/19/2020	9,135

SPDR S&P 500 ETF Trust	Interactive Brokers	3	87,900	295.00	6/19/2020	5,064

Total Call Options (Premiums Paid $28,758) - 0.05%						$ 28,949

PUT OPTIONS - 0.02% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	1	$ 29,300	$ 287.00	7/19/2019	$ 166

SPDR S&P 500 ETF Trust	Interactive Brokers	2	58,600	278.00	9/20/2019	692

SPDR S&P 500 ETF Trust	Interactive Brokers	5	146,500	260.00	1/17/2020	2,250

SPDR S&P 500 ETF Trust	Interactive Brokers	5	146,500	258.00	3/20/2020	3,025

SPDR S&P 500 ETF Trust	Interactive Brokers	5	146,500	255.00	6/19/2020	3,660

SPDR S&P 500 ETF Trust	Interactive Brokers	3	87,900	265.00	6/19/2020	2,775

Total Put Options (Premiums Paid $12,922) - 0.02%						$ 12,568

TOTAL PURCHASED OPTIONS (Premiums Paid $41,680) - 0.07%						$ 41,517

* Non-income producing securities during the period.

** The notional value is the total amount of the underlying security's market price as of June 30, 2019. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the market price of the underlying security as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

JUNE 30, 2019 (UNAUDITED)

CALL OPTIONS - (0.01)% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(1)	$ (29,300)	$ 296.00	7/19/2019	$ (285)

SPDR S&P 500 ETF Trust	Interactive Brokers	(2)	(58,600)	301.00	9/20/2019	(896)

SPDR S&P 500 ETF Trust	Interactive Brokers	(5)	(146,500)	316.00	1/17/2020	(1,340)

SPDR S&P 500 ETF Trust	Interactive Brokers	(5)	(146,500)	325.00	3/20/2020	(1,125)

SPDR S&P 500 ETF Trust	Interactive Brokers	(5)	(146,500)	330.00	6/19/2020	(1,305)

SPDR S&P 500 ETF Trust	Interactive Brokers	(3)	(87,900)	335.00	6/19/2020	(588)

Total Call Options (Premiums Received $5,315) - (0.01)%						$ (5,539)

PUT OPTIONS - (0.05)% *

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(5)	$(146,500)	$ 292.00	1/17/2020	$ (5,955)

SPDR S&P 500 ETF Trust	Interactive Brokers	(5)	(146,500)	291.00	3/20/2020	(6,975)

SPDR S&P 500 ETF Trust	Interactive Brokers	(5)	(146,500)	292.00	6/19/2020	(8,395)

SPDR S&P 500 ETF Trust	Interactive Brokers	(3)	(87,900)	295.00	6/19/2020	(5,313)

Total Put Options (Premiums Received $27,134) - (0.05)%						$(26,638)

TOTAL WRITTEN OPTIONS (Premiums Received $32,449) - (0.06)%						$(32,177)

* Non-income producing securities during the period.

** The notional value is the total amount of the underlying security's market price as of June 30, 2019. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the market price of the underlying security as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2019 (UNAUDITED)

	Tactical Conservative Allocation Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Assets:
Investments in Securities, at Value (Cost $22,261,787, $57,754,303 and $39,813,434, respectively)	$ 22,247,768	$ 57,768,258	$ 39,814,896
Deposit with Broker for Options Written	304,819	182,133	184,966
Cash	224,072	479,677	396,169
Receivables:
Dividends and Interest	4,752	4,644	4,500
Due from Adviser	583	2,761	2,673
Shareholder Subscriptions	3,429,222	32,316,971	16,345,906
Portfolio Securities Sold	-	73,249	30,427
Prepaid Expenses	23	-	-
Total Assets	26,211,239	90,827,693	56,779,537
Liabilities:
Covered Call Options Written at Value (Premiums received $148,313, $24,724 and $32,449, respectively)	135,362	23,827	32,177
Payables:
Administrative Fees	706	162	184
Shareholder Redemptions	18,739	67,759	6,736
Portfolio Securities Purchased	234,046	10,500,786	56,729
Accrued Expenses	3,430	3,406	3,407
Total Liabilities	392,283	10,595,940	99,233

Net Assets	$ 25,818,956	$ 80,231,753	$ 56,680,304

Net Assets Consist of:
Paid In Capital	$ 25,817,692	$ 80,216,907	$ 56,675,387
Distributable Earnings	1,264	14,846	4,917
Net Assets	$ 25,818,956	$ 80,231,753	$ 56,680,304

Class A:

Net Assets	$ 1,738	$ 1,722	$ 1,727
Shares outstanding (unlimited number of shares authorized with no par value)	174	173	173
Net Asset Value	$ 10.01	$ 9.97	$ 10.00
Redemption Price Per Share ($10.01 x 1, $9.97 x 1, $10.00 x 1, respectively)	$ 10.01	$ 9.97	$ 10.00

Class I:

Net Assets	$ 25,817,218	$ 80,230,031	$ 56,678,577
Shares outstanding (unlimited number of shares authorized with no par value)	2,576,713	8,041,246	5,666,916
Net Asset Value	$ 10.02	$ 9.98	$ 10.00
Redemption Price Per Share ($10.02 x 1, $9.98 x 1, $10.00 x 1, respectively)	$ 10.02	$ 9.98	$ 10.00

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENT OF OPERATIONS

For the period June 10, 2019 (commencement of investment operations)

through June 30, 2019 (Unaudited)

	Tactical Conservative Allocation Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Investment Income:
Dividends	$ 378	$ 374	$ 568
Interest	2,089	3,066	2,711
Total Investment Income	2,467	3,440	3,279

Expenses:
Advisory Fees	2,622	600	682
Administration Fees	706	162	184
Transfer Agent Fees	656	656	656
Audit Fees	1,234	1,241	1,241
Legal Fees	658	658	658
Custody Fees	340	340	340
Trustee Fees	333	333	333
Printing and Mailing Expense	6	6	6
Miscellaneous Fees	203	177	177
Insurance Fees	1	17	15
Registration Fees	2	52	47
Total Expenses	6,761	4,242	4,339
Fees Waived and/or Reimbursed by the Adviser	(3,231)	(3,434)	(3,421)
Net Expenses	3,530	808	918

Net Investment Income (Loss)	(1,063)	2,632	2,361

Realized Gain (Loss) on:
Investments	3,395	(2,638)	822
Net Realized Gain (Loss) on Investments	3,395	(2,638)	822

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(14,019)	13,955	1,462
Written Options	12,951	897	272
Net Change in Unrealized Appreciation (Depreciation) on Investments and Options	(1,068)	14,852	1,734

Realized and Unrealized Gain on Investments and Options	2,327	12,214	2,556

Net Increase in Net Assets Resulting from Operations	$ 1,264	$ 14,846	$ 4,917

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
For the
Period Ended *
6/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (1,063)
Net Realized Gain on Investments	3,395
Net Change in Unrealized Depreciation on Investments	(1,068)
Net Increase in Net Assets Resulting from Operations	1,264

Distributions to Shareholders from:
Distributions	-
Total Distributions	-

Capital Share Transactions:
Proceeds from Shares Sold	25,863,925
Cost of Shares Redeemed	(46,233)
Net Increase from Capital Shares Transactions	25,817,692

Total Increase	25,818,956

Net Assets
Beginning of Period	-

End of Period	$ 25,818,956

* For the period June 10, 2019 (commencement of investment operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
For the
Period Ended *
6/30/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 2,632
Net Realized Loss on Investments	(2,638)
Net Change in Unrealized Appreciation on Investments	14,852
Net Increase in Net Assets Resulting from Operations	14,846

Distributions to Shareholders from:
Distributions	-
Total Distributions	-

Capital Share Transactions:
Proceeds from Shares Sold	80,284,667
Cost of Shares Redeemed	(67,760)
Net Decrease from Capital Shares Transactions	80,216,907

Total Increase	80,231,753

Net Assets
Beginning of Period	-

End of Period	$ 80,231,753

* For the period June 10, 2019 (commencement of investment operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)
For the
Period Ended *
6/30/2019
Increase in Net Assets From Operations:
Net Investment Income	$ 2,361
Net Realized Gain on Investments	822
Net Change in Unrealized Appreciation on Investments	1,734
Net Increase in Net Assets Resulting from Operations	4,917

Distributions to Shareholders from:
Distributions	-
Total Distributions	-

Capital Share Transactions:
Proceeds from Shares Sold	56,731,422
Cost of Shares Redeemed	(56,035)
Net Increase from Capital Share Transactions	56,675,387

Total Increase	56,680,304

Net Assets
Beginning of Period	-

End of Period	$ 56,680,304

* For the period June 10, 2019 (commencement of investment operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	For the
	Period Ended (c)
	6/30/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.01
Net Gain on Securities (Realized and Unrealized)	-
Total from Investment Operations	0.01

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 10.01

Total Return **	0.10%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2
Before Waivers
Ratio of Expenses to Average Net Assets	25.16%	(a)
Ratio of Net Investment Loss to Average Net Assets	(21.82)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	2.00%	(a)
Ratio of Net Investment Income to Average Net Assets	1.33%	(a)
Portfolio Turnover	23.22%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	For the
	Period Ended (c)
	6/30/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss)*	(0.01)
Net Gain on Securities (Realized and Unrealized)	0.03
Total from Investment Operations	0.02

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 10.02

Total Return **	0.20%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 25,817
Before Waivers
Ratio of Expenses to Average Net Assets	2.25%	(a)
Ratio of Net Investment Loss to Average Net Assets	(1.43)%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.75%	(a)
Ratio of Net Investment Loss to Average Net Assets	(0.93)%	(a)
Portfolio Turnover	23.22%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	For the
	Period Ended (c)
	6/30/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	-	***
Net Loss on Securities (Realized and Unrealized)	(0.03)
Total from Investment Operations	(0.03)

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 9.97

Total Return **	(0.30)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2
Before Waivers
Ratio of Expenses to Average Net Assets	519.79%	(a)
Ratio of Net Investment Loss to Average Net Assets	(517.28)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	2.00%	(a)
Ratio of Net Investment Income to Average Net Assets	0.52%	(a)
Portfolio Turnover	2.03%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	For the
	Period Ended (c)
	6/30/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	(0.01)	***
Net Loss on Securities (Realized and Unrealized)	(0.01)
Total from Investment Operations	(0.02)

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 9.98

Total Return **	(0.20)%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 80,230
Before Waivers
Ratio of Expenses to Average Net Assets	2.46%	(a)
Ratio of Net Investment Loss to Average Net Assets	(1.65)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.75%	(a)
Ratio of Net Investment Income to Average Net Assets	(0.94)%	(a)
Portfolio Turnover	2.03%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	For the
	Period Ended (c)
	6/30/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	-	***
Net Gain on Securities (Realized and Unrealized)	-
Total from Investment Operations	-

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 10.00

Total Return **	0.00%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2
Before Waivers
Ratio of Expenses to Average Net Assets	468.55%	(a)
Ratio of Net Investment Loss to Average Net Assets	(465.86)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	2.00%	(a)
Ratio of Net Investment Income to Average Net Assets	0.69%	(a)
Portfolio Turnover	32.23%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	For the
	Period Ended (c)
	6/30/2019

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	-	***
Net Gain on Securities (Realized and Unrealized)	-
Total from Investment Operations	-

Distributions:
Net Investment Income	-
Realized Gains	-
Total from Distributions	-

Net Asset Value, at End of Period	$ 10.00

Total Return **	0.00%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 56,679
Before Waivers
Ratio of Expenses to Average Net Assets	2.57%	(a)
Ratio of Net Investment Loss to Average Net Assets	(1.68)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.75%	(a)
Ratio of Net Investment Income to Average Net Assets	(0.86)%	(a)
Portfolio Turnover	32.23%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

*** Amount less than $0.005 per share.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through June 30, 2019.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2019 (UNAUDITED)

 1.  ORGANIZATION

The Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund (the “Funds”) are organized as diversified series of the Collaborative Investment Series Trust (the “Trust”).  The Trust is an open-end investment company established under the laws of Delaware.  The Trust is authorized and issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds, along with five additional funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Funds commenced investment operations on June 10, 2019. The investment adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). Each Fund offers two classes of shares: Class A shares and Class I shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds.

The primary investment objective of each of the Funds is as follows: Tactical Conservative Allocation Fund – seeks to provide capital appreciation with a secondary objective of capital preservation; Tactical Moderate Allocation Fund - seeks to provide capital appreciation; Tactical Growth Allocation Fund - seeks to provide capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB Accounting Standard Update 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the appropriate country’s rules and tax rates.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

FEDERAL INCOME TAXES: The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the period ended June 30, 2019, related to uncertain tax positions taken on returns filed for open tax year (2019), or expected to be taken in the Funds’ 2019 tax returns.  The Funds identify their major tax jurisdictions as U.S. federal and certain state tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended June 30, 2019, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

OPTIONS: The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.  A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio and to generate income or gain for a Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of each Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: Each Fund’s NAV is calculated once daily, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets are divided by the total number of shares outstanding to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

Short-term investments – Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

The following tables present information about each Fund’s investments measured at fair value as of June 30, 2019, by major security type:

Tactical Conservative Allocation Fund

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Exchange Traded Funds	$ 6,190,440	$ -	$ -	$ 6,190,440
U.S. Government Agencies and Obligations	-	398,469	-	398,469
Purchased Options	182,936	-	-	182,936
Money Market Fund	15,475,923	-	-	15,475,923
Total	$ 21,849,299	$ 398,469	$ -	$ 22,247,768

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (135,362)	$ -	$ -	$ (135,362)
Total	$ (135,362)	$ -	$ -	$ (135,362)

Tactical Moderate Allocation Fund

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$ 435,797	$ -	$ -	$ 435,797
Exchange Traded Funds	11,258,440	-	-	11,258,440
Real Estate Investment Trusts	21,584	-	-	21,584
U.S. Government Agencies and Obligations	-	199,234	-	199,234
Purchased Options	31,212	-	-	31,212
Money Market Fund	45,821,991	-	-	45,821,991
Total	$ 57,569,024	$ 199,234	$ -	$ 57,768,258

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (23,827)	$ -	$ -	$ (23,827)
Total	$ (23,827)	$ -	$ -	$ (23,827)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Tactical Growth Allocation Fund

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$ 461,787	$ -	$ -	$ 461,787
Exchange Traded Funds	740,310	-	-	740,310
Exchange Traded Note	13,334	-	-	13,334
Real Estate Investment Trusts	26,436	-	-	26,436
U.S. Government Agencies and Obligations	-	199,234	-	199,234
Purchased Options	41,517	-	-	41,517
Money Market Fund	38,332,278	-	-	38,332,278
Total	$ 39,615,662	$ 199,234	$ -	$ 39,814,896

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (32,177)	$ -	$ -	$ (32,177)
Total	$ (32,177)	$ -	$ -	$ (32,177)

During the period ended June 30, 2019, there were no transfers between Level 1, 2, or 3 in the Funds. The Funds did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on the Fund’s Schedule of Investments.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a Management Agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund. The Adviser delegates day-to-day management of the Funds assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Fund, pays each sub-adviser.

The Agreement continues for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through May 31, 2020 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00% of the average daily net assets attributable to the Class A shares and 1.75% for the Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Fund’s Board, on 60 days written notice to the Adviser.

For the period June 10, 2019 (commencement of investment operations) through June 30, 2019, the Adviser earned $2,622 in advisory fees from the Tactical Conservative Allocation Fund.  During the same period, the Adviser waived and reimbursed fees of $3,231.  At June 30, 2019, the Adviser owed the Tactical Conservative Allocation Fund $583. For the period June 10, 2019 (commencement of investment operations) through June 30, 2019, the Adviser earned $600 in advisory fees from the Tactical Moderate Allocation Fund.  During the same period, the Adviser waived and reimbursed fees of $3,434. At June 30, 2019, the Adviser owed the Tactical Moderate Allocation Fund $2,761. For the period June 10, 2019 (commencement of investment operations) through June 30, 2019, the Adviser earned $682 in advisory fees from the Tactical Growth Allocation Fund.  During the same period, the Adviser waived and reimbursed fees of $3,421.  At June 30, 2019, the Adviser owed the Tactical Growth Allocation Fund $2,673.

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into Administration and Compliance Agreement with Collaborative Fund Services, LLC (“CFS”). CFS serves as the Funds’ Administrator and provides compliance services to the Funds.  CFS is paid an annual fee of 0.35% of the Funds’ average daily net assets.  Greg Skidmore is the President of CFS, and is also an Interested Trustee.  For the period December 24, 2018 through June 30, 2019, CFS earned $1,052 for these services.  As of June 30, 2019, the Fund owed CFS $1,052.

5.  DISTRIBUTION (12B-1) PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares with Arbor

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Court Capital, LLC (“Arbor Court”). Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares.  The Distribution Plan provides that the Fund may pay annually up to 0.25% of the average daily net assets of the Fund’s Class A. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant.

6.  INVESTMENT TRANSACTIONS

Tactical Conservative Allocation Fund

For the period ended June 30, 2019, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Tactical Conservative Allocation Fund aggregated $15,454,097 and $1,437,282, respectively. Purchases and sales of U.S. Government obligations aggregated $597,926 and $0, respectively.  Purchases and sales of options for the Tactical Conservative Allocation Fund aggregated $423,004 and $0, respectively.  Purchases and sales of options written for the Tactical Conservative Allocation Fund aggregated $0 and $339,646, respectively.

Tactical Moderate Allocation Fund

For the period ended June 30, 2019, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Tactical Moderate Allocation Fund aggregated $31,914,331 and $237,644, respectively. Purchases and sales of U.S. Government obligations aggregated $1,195,660 and $0, respectively. Purchases and sales of options purchased for the Tactical Moderate Allocation Fund aggregated $880,646 and $0, respectively.  Purchases and sales of options written for the Tactical Moderate Allocation Fund aggregated $0 and $694,804, respectively.

Tactical Growth Allocation Fund

For the period ended June 30, 2019, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Tactical Growth Allocation Fund aggregated $27,657,884 and $400,277, respectively. Purchases and sales of U.S. Government obligations aggregated $1,195,660 and $0, respectively. Purchases and sales of options purchased for the Tactical Growth Allocation Fund aggregated $724,793 and $0, respectively.  Purchases and sales of options written for the Tactical Growth Allocation Fund aggregated $0 and $575,114, respectively.

7.  DERIVATIVE TRANSACTIONS

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that each Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

As of June 30, 2019, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Tactical Conservative Allocation Fund

Assets	Equity Index Contracts
Call Options Purchased	$ 73
Put Options Purchased	74
Total Assets	$ 147

Liabilities	Equity Index Contracts
Call Options Written	$ (74)
Put Options Written	(73)
Total Liabilities	$ (147)

Tactical Moderate Allocation Fund

Assets	Equity Index Contracts
Call Options Purchased	$ 13
Put Options Purchased	14
Total Assets	$ 27

Liabilities	Equity Index Contracts
Call Options Written	$ (14)
Put Options Written	(13)
Total Liabilities	$ (27)

Tactical Growth Allocation Fund

Assets	Equity Index Contracts
Call Options Purchased	$ 18
Put Options Purchased	21
Total Assets	$ 39

Liabilities	Equity Index Contracts
Call Options Written	$ (21)
Put Options Written	(18)
Total Liabilities	$ (39)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

For the period ended June 30, 2019, financial derivative instruments had the following effect on the Statement of Operations:

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain
Tactical Conservative Allocation Fund
Options Written	Net Realized Gain (Loss) on Options Written	$ -	Net Change in Unrealized Appreciation on Options Written	$ 12,951
Options Purchased	Net Realized Gain (Loss) on Investments in Securities	$ -	Net Change in Unrealized Appreciation on Investments in Securities	$ 722
Tactical Moderate Allocation Fund
Options Written	Net Realized Gain (Loss) on Options Written	$ -	Net Change in Unrealized Appreciation on Options Written	$ 897
Options Purchased	Net Realized Gain (Loss) on Investments in Securities	$ -	Net Change in Unrealized Appreciation on Investments in Securities	$ (73)
Tactical Growth Allocation Fund
Options Written	Net Realized Gain (Loss) on Options Written	$ -	Net Change in Unrealized Appreciation on Options Written	$ 272
Options Purchased	Net Realized Gain (Loss) on Investments in Securities	$ -	Net Change in Unrealized Appreciation on Investments in Securities	$ (163)

The selling of written call options may tend to reduce the volatility of a Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities.  Written call options expose a Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of a Fund, and may also subject a Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within a Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

The options outstanding as of June 30, 2019, as disclosed in the Schedule of Written Options and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

8.  CAPITAL SHARE TRANSACTIONS

At June 30, 2019, there were unlimited shares authorized at no par value for the Funds.  Paid in capital for the period ended June 30, 2019 amounted to $25,817,692, $80,216,907, and $56,675,387, for the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund respectively. The following table summarizes transactions in capital for the period:

	June 10, 2019 (commencement of investment operations) through June 30, 2019
Tactical Conservative Allocation Fund
Class A
	Shares	Amount
Shares Sold	174	$ 1,738
Shares Reinvested	-	-
Shares Redeemed	-	-
Net Increase	174	$ 1,738
Class I
	Shares	Amount
Shares Sold	2,581,333	$ 25,862,187
Shares Reinvested	-	-
Shares Redeemed	(4,620)	(46,233)
Net Increase	2,576,713	$ 25,815,954

	June 10, 2019 (commencement of investment operations) through June 30, 2019
Tactical Moderate Allocation Fund
Class A
	Shares	Amount
Shares Sold	173	$ 1,728
Shares Reinvested	-	-
Shares Redeemed	-	-
Net Increase	173	$ 1,728
Class I
	Shares	Amount
Shares Sold	8,048,035	$ 80,282,939
Shares Reinvested	-	-
Shares Redeemed	(6,789)	(67,760)
Net Increase	8,041,246	$ 80,215,179

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

	June 10, 2019 (commencement of investment operations) through June 30, 2019
Tactical Growth Allocation Fund
Class A
	Shares	Amount
Shares Sold	173	$ 1,727
Shares Reinvested	-	-
Shares Redeemed	-	-
Net Increase	173	$ 1,727
Class I
	Shares	Amount
Shares Sold	5,672,539	$ 56,729,695
Shares Reinvested	-	-
Shares Redeemed	(5,623)	(56,035)
Net Increase	5,666,916	$ 56,673,660

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund(s) may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.  TAX MATTERS

Tactical Conservative Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2019 is $22,113,474.  As of June 30, 2019, the gross unrealized appreciation on a tax basis totaled $25,981 and the gross unrealized depreciation totaled $27,049 for a net unrealized depreciation of $1,068.

Tactical Moderate Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2019 is $57,729,579.  As of June 30, 2019, the gross unrealized appreciation on a tax basis totaled $23,237 and the gross unrealized depreciation totaled $8,385 for a net unrealized appreciation of $14,852.

Tactical Growth Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at June 30, 2019 is $39,780,985.  As of June 30, 2019, the gross unrealized appreciation on a tax basis totaled $8,544 and the gross unrealized depreciation totaled $6,810 for a net unrealized appreciation of $1,734.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

As of June 30, 2019 the components of distributable earnings on a tax basis were as follows:

Tactical Conservative Allocation Fund
Net investment loss	$ (1,063)
Net realized gains	3,395
Net unrealized depreciation	(1,068)
Total	$ 1,264

Tactical Moderate Allocation Fund
Net investment income	$ 2,632
Net realized loss	(2,638)
Net unrealized appreciation	14,852
Total	$ 14,846

Tactical Growth Allocation Fund
Net investment income	$ 2,361
Net realized gains	822
Net unrealized appreciation	1,734
Total	$ 4,917

There were no distributions paid during the period ended June 30, 2019 for any of the Funds.

11.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2019, Ameritrade, Inc. and E*Trade Savings Bank held 44% and 55%, respectively, of the voting securities of the Tactical Conservative Allocation Fund and may be deemed to control the Fund. As of June 30, 2019, E*Trade Savings Bank held 96% of the voting securities of the Tactical Moderate Allocation Fund and may be deemed to control the Fund. As of June 30, 2019, E*Trade Savings Bank held 97% of the voting securities of the Tactical Growth Allocation Fund and may be deemed to control the Fund.

12.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

13.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

TACTICAL FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2019 (UNAUDITED)

  Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire period, June 10, 2019 (commencement of investment operations) through June 30, 2019.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Tactical Conservative Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 10, 2019	June 30, 2019	June 10, 2019 to June 30, 2019

Actual	$1,000.00	$1,001.00	$1.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,001.73	$1.15

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 21/365 (to reflect the one-half year period).

TACTICAL FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Tactical Conservative Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 10, 2019	June 30, 2019	June 10, 2019 to June 30, 2019

Actual	$1,000.00	$1,002.00	$1.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,001.87	$1.01

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 21/365 (to reflect the one-half year period).

Tactical Moderate Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 10, 2019	June 30, 2019	June 10, 2019 to June 30, 2019

Actual	$1,000.00	$997.00	$1.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,001.73	$1.15

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 21/365 (to reflect the one-half year period).

Tactical Moderate Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 10, 2019	June 30, 2019	June 10, 2019 to June 30, 2019

Actual	$1,000.00	$998.00	$1.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,001.87	$1.01

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 21/365 (to reflect the one-half year period).

TACTICAL FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Tactical Growth Allocation Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 10, 2019	June 30, 2019	June 10, 2019 to June 30, 2019

Actual	$1,000.00	$1,000.00	$1.15
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,001.73	$1.15

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 21/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund - Class I

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 10, 2019	June 30, 2019	June 10, 2019 to June 30, 2019

Actual	$1,000.00	$1,000.00	$1.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,001.87	$1.01

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 21/365 (to reflect the one-half year period).

TACTICAL FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2019 (UNAUDITED)

PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-800-869-1679, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-800-869-1679.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request by calling 1-800-869-1679 or referring to the SEC's web site at www.sec.gov.

ADVISORY RENEWAL AGREEMENT

 Consideration and Approval of Proposed Management Agreement and Expense Limitation Agreement with Tactical Fund Advisors, LLC

Nature, Extent and Quality of Service. The Board noted that TFA was recently formed to manage portfolios for investment companies. The Board further noted TFA is an affiliate of Horter Investment Management, LLC, which has extensive experience in implementing TFA’s strategy. The Board reviewed background information on key personnel responsible for servicing the Funds taking into consideration their financial industry experience. The Board agreed that TFA appeared to adopt the appropriate procedures to address inherent risks in the Funds’ portfolios. The Board noted that TFA performed due diligence and evaluations of its sub-advisers. They acknowledged the consistency of the portfolio management team and the absence of any compliance related issues. They concluded that TFA would provide quality service to the Funds.

Performance.  The Board noted that although TFA was a recently formed adviser, its personnel and leadership had extensive experience in evaluating, selecting, and managing tactical investment managers. The Board further noted that TFA’s chief investment officer, Mr. Drew Horter, had implemented a similar strategy with his affiliated advisory firm, Horter Investment Management, LLC. Based on TFA’s combined overall industry experience and its demonstrated success  managing tactical investment advisers, the Board found it reasonable to conclude that TFA could provide satisfactory performance to the Funds.

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Fees and Expenses.

Tactical Conservative Allocation Fund

The Board noted the Tactical Conservative Allocation Fund’s (the “Conservative Fund”) objective to provide capital appreciation with a secondary objective of capital preservation. The Board reviewed the proposed advisory fee of 1.30%, noting that it was equal to the independently selected peer group Furthermore, the Board noted the expense ratio of 2.00% was higher than the independently selected peer group average of 1.87%. However, the Board noted that the Conservative Fund would be smaller than peers in its earlier stages, and it’s initial expenses would be higher than most of its peers. The Board further noted TFA agreed to expense limitation of 1.75% for institutional shares and 2.00% for Class A shares. The Board concluded TFA’s fees and expenses on behalf of the Conservative Fund are not unreasonable.

Tactical Moderate Allocation Fund

The Board noted the Tactical Moderate Allocation Fund’s (the “Moderate Fund”) objective to provide a balance of protecting capital and growing capital. The Board noted the proposed advisory fee of 1.30% was identical to the Conservative Fund and the Tactical Growth Allocation Fund (the “Growth Fund”). The Board further noted the peer group was selected from the Morningstar Multi-alternative category and the advisory fees ranged from 1.90% to 0.25%. The Board agreed that although the TFA’s advisory fee of 1.30% was identical to its peer group, the peer group average was lowered because one fund had an advisory fee of 0.25%. The Board considered the resources required to execute the proposed strategy, and that TFA proposed an identical expense limitation as the Conservative Fund. After further discussion, it was the consensus of the Board that the advisory fee was not unreasonable.

Tactical Growth Allocation Fund

The Board noted the Growth Fund objective to provide capital appreciation. They discussed the Growth Fund’s advisory fee of 1.30% and recalled that the sub-advisers received a portion of the overall advisory fee. They observed that the advisory fee was equal to the average of the peer group and well within the peer group range. The Board noted the Growth’s Fund expense ratio was lower than the peer group average. They considered TFA’s explanation that the fees were reasonable given the expertise required to research and select the sub-advisers that maintain the trading programs that drive the Growth Fund’s investment program. After discussion, the Board concluded that the advisory fee was not unreasonable.

Profitability.  The Board reviewed a profitability analysis provided by TFA and considered whether the amount of profits earned were a fair entrepreneurial profit. The Board noted that with respect to the Funds, TFA anticipated realizing a solid profit in connection with its relationship with the Funds. After discussion, they agreed that such profits were reasonable in in terms of both actual dollars and percentage of revenue in light of the effort required to maintain and supervise the effectiveness of the Funds’ complex and actively managed investment program. The Board concluded that TFA’s profits realized with respect to the Funds was not excessive.

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Economies of Scale.  The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Funds. They noted that based on each Fund’s current asset size and profit level, the absence of breakpoints was acceptable at this time. The Board discussed TFA’s position on breakpoints and agreed to continue to monitor each Fund’s asset levels and revisit the matter as the Funds continue to grow.

Conclusion.  Having requested and received such information from TFA as the Board believed to be reasonably necessary to evaluate the terms of the TFA Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the TFA Advisory Agreement was in the best interests of the Funds’ and its future shareholders.

Consideration and Approval of Proposed Sub-Advisory Agreement with Exceed Advisory, LLC

Nature, Extent and Quality of Service.  The Board noted that Exceed was founded in 2013 and currently managed $41 million in  assets. They noted that the firm offered investors’ a unique strategy that incorporated the use of options to limit potential volatility in fixed income markets. The Board reviewed the key personnel responsible for sub-advising the Funds and specifically noted Mr. Halpern’s financial industry experience. The discussed how Exceed would manage a portion of each of the Funds along with the two other sub-advisers. The Board noted that Exceed would provide a similar strategy to each of the Funds that incorporated the use of options to manage the amount of risk exposure. The Board discussed Exceed’s approach to risk management. They further reviewed Exceed’s process for monitoring compliance each Fund’s investment limitations and for executing trades.

Performance.  The Board considered past performance of a similar managed strategy. The Board noted that the similar managed strategy had year to date returns of 6.76% and since inception returns of 26.22%. The Board reasoned that the historical performance of the separately managed account indicated that the strategy would likely generate positive returns to shareholders.

Fees and Expenses.  The Board reviewed the sub-advisory fee of 0.30%, noting Exceed received a portion of the overall advisory fee.  They noted that Exceed would receive 0.30% from each of the Tactical Funds. The Board noted that Exceed’s sub-advisory fee was significantly lower than other advisory fees charged for similar strategies and concluded the sub-advisory fee appeared competitive.

Profitability.  The Board reviewed the profitability analysis provided by Exceed. They considered whether Exceed would earn a fair entrepreneurial profit in connection with its relationship with the Funds. They noted that Exceed estimated a modest loss for sub-advising each Fund for the first year and a modest profit for the Tactical Funds for year two. The Board concluded the sub-advisory fee was not unreasonable.

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Economies of Scale.  The Board considered whether economies of scale should be implemented for the Funds, but agreed that economies of scale were a funds level issue and should be considered with respect to the Funds’ overall advisory agreement and fee.

Conclusion.  Having requested and received such information from Exceed as the Board believed to be reasonably necessary to evaluate the terms of the Exceed Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Exceed Sub-Advisory Agreement was in the best interests of the Funds and its future shareholders.

Consideration and Approval of Proposed Sub-Advisory Agreement with Anchor Capital Management, Inc.

Nature, Extent and Quality of Service.  The Board noted that Anchor was founded in 1996 and had $660 million in assets under management as of June 30, 2018. They reviewed the professional backgrounds of key personnel. The Board further noted the background and experience of Anchor’s chief compliance officer and his many years of regulatory experience. The Board discussed Anchor’s investment strategy and how the investment strategy would be applied to each of the Tactical Funds. They noted that Anchor attempted to maximize returns by developing proprietary investment models, which would be utilized to determine investment decisions for each of the Funds. They discussed how Anchor would use these models to position the Funds either long, short, or hedged accordingly, and to seek the benefit from rising price trends or to avoid declining price trends. The Board noted that Anchor had a multi-factor process for the selection of broker-dealers. The Board concluded that Anchor had sufficient resources to provide high quality service to the Tactical Funds.

Performance.  The Board considered the potential performance of the Tactical Funds. The Board discussed the potential impact of Anchor’s strategy on the performance of the Tactical Funds. The Board agreed that Anchor’s strategy and models would likely assist the Tactical Funds achieve their stated investment objectives.

Fees and Expenses.  The Board reviewed the proposed sub-advisory fee of 0.30% for each of the Tactical funds. They agreed that the sub-advisory fee was equal to the other sub-advisers and proportionate with the amount of assets that each sub-adviser would manage. After further discussion, the Board concluded that the sub-advisory fee was reasonable.

Profitability.  The Board reviewed Anchor’s profitability estimates for the initial one and two year periods. They noted that Anchor would earn a small profit in the first year and modest profit in the second year. The Board agreed that these profits were not excessive in terms of actual dollars or percentage of fees earned. The Board concluded excessive profitability was not a concern at this time.

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Economies of Scale.  The Board discussed whether economies of scale were applicable to the Tactical funds. The Board agreed that this was an issue that should be considered with respect to the overall advisory contract, taking into account all of the sub-advisers expenses. The Board agreed that the lack of breakpoints was acceptable and that the topic could be revisited at the next renewal or sooner if the Tactical Funds experienced a significant increase in asset growth.

Conclusion.  Having requested and received such information from Anchor as the Board believed to be reasonably necessary to evaluate the terms of the Anchor Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Anchor Sub-Advisory Agreement was in the best interests of the Tactical Funds and its future shareholders.

Consideration and Approval of Proposed Sub-Advisory Agreement with Tuttle Tactical Management, LLC.

Nature, Extent and Quality of Service.  The Board noted that Tuttle was founded in 2012 and had $635 million in assets under management. The Board discussed that Tuttle would serve as the sub-adviser to the Income ETF and the Tactical Funds.  They observed that Tuttle used trend aggregation to rotate investments among a number of fixed income and non-traditional income ETFs including REITs and MLPs. The Board further noted that the purpose of the strategy was to average returns within a five to nine percent range. The Board reviewed the backgrounds and experience of the Tuttle’s key investment personnel. They also expressed their satisfaction with Tuttle’s use of a pre-trade and post-trade spreadsheet as a method to ensure compliance with the funds’ investment policies and regulations.  The Board expressed its satisfaction with Tuttle’s overall experience, operation, and compliance culture. After further discussion, the Board concluded that Tuttle would provide a high level of service to the Tactical Funds.

Performance.  The Board noted Tuttle uses a similar trend aggregation approach when acting as adviser to the Trend Aggregation Fund and Trend Aggregation Dividend and Income Fund. They observed that both funds had modest returns. Based upon Tuttle’s reputation and demonstrated success using tactical models, the Board found it reasonable to conclude Tuttle could provide prospective shareholders with positive returns.

Fees and Expenses.  The Board considered the sub-advisory fee of 0.30% of the advisers fee. The Board compared the sub-advisory fee to the sub-advisory fees for Tuttle’s other mutual funds and noted that the sub-advisory fees were substantially lower. After further discussion, the Board concluded the sub-adviser fee was not unreasonable.

Profitability. The Board reviewed the profitability analysis provided by Tuttle. They agreed that although Tuttle would realize a profit in connection with its relationship with each Tactical Fund, Tuttle’s profitability on a per fund basis was not unreasonable given the resources and skill necessary to manage the Tactical Funds.

TACTICAL FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2019 (UNAUDITED)

Economies of Scale.  The Board discussed whether economies of scale were applicable to the Tactical Funds. The Board agreed that the lack of breakpoints was acceptable and that the topic could be revisited at the next renewal or sooner if any of the funds experienced a significant increase in asset growth.

Conclusion.  Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the Tuttle Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board determined that approval of the Tuttle Sub-Advisory Agreement was in the best interests of the Funds and its future shareholders.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (CONTINUED)

COLLABORATIVE INVESTMENT SERIES TRUST

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

This Page Was Left Blank Intentionally

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Anchor Capital Management Group, Inc.

Exceed Advisory, LLC

Tuttle Tactical Management, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

US Bancorp Fund Services, LLC

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Sanville and Company

Fund Administrator

Collaborative Fund Services, LLC

This report is provided for the general information of Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gregory Skidmore

     Gregory Skidmore

     Trustee and President/Chief Executive Officer of the Trust

Date: September 6, 2019

By /s/Adam Snitkoff

     Adam Snitkoff

     Treasurer/Chief Financial Officer/Principal Accounting Officer of the Trust

Date: September 6, 2019